Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts l in Thousands	Dec. 31, 2018 $ / l l
2019 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	35,800
Average price per litre (in usd per litre) | $ / l	0.32
2019 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	19,383
Average price per litre (in usd per litre) | $ / l	0.43
2019 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	2,856
Average price per litre (in usd per litre) | $ / l	0.50
2020 | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	16,438
Average price per litre (in usd per litre) | $ / l	0.33
2020 | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	7,598
Average price per litre (in usd per litre) | $ / l	0.51
2020 | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,599
Average price per litre (in usd per litre) | $ / l	0.57
Total | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	52,238
Average price per litre (in usd per litre) | $ / l	0.32
Total | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	26,981
Average price per litre (in usd per litre) | $ / l	0.45
Total | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	4,455
Average price per litre (in usd per litre) | $ / l	0.53